SEGMENT INFORMATION	9 Months Ended
Sep. 30, 2019
Segment Reporting [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION

A segment is a distinguishable component of the business that is engaged in business activities from which we earn revenues and incur expenses whose operating results are regularly reviewed by the chief operating decision maker, and which are subject to risks and rewards that are different from those of other segments.

On May 15, 2019, we executed a modification to the charter for the Golar Freeze (the "Golar Freeze Charter") which triggered a change in accounting for the Golar Freeze Charter from an operating lease to a sales-type lease ("Golar Freeze Finance Lease"). Following this change, management changed the metric by which it measures the profitability of our segments from EBITDA to Adjusted EBITDA to reflect the change in accounting treatment of this contract and enable the comparability with the rest of the business. This led to a change in the information that management required to manage both the standalone segments and our overall businesses.

As of September 30, 2019, we operate in the following three reportable segments: LNG carriers, FSRUs and FLNG.

•	LNG carriers are vessels that transport LNG and are compatible with many LNG loading and receiving terminals globally. Four of our vessels are LNG carriers;

•	FSRUs are vessels that are permanently located offshore to regasify LNG. Six of our vessels are FSRUs; and

•
FLNG is a vessel that is moored above an offshore natural gas field on a long-term basis. The vessel produces, liquefies and stores LNG at sea and transfers it to LNG carriers that berth while offshore.

There are no transactions between reportable segments.

	Three Months Ended September 30, 2019
(in thousands of $)	FSRU	LNG Carrier	FLNG(1)	Unallocated(2)	Total Segment Reporting	Elimination(3)	Consolidated Reporting
Statement of operations:
Total operating revenues	63,490	12,328	26,018	—	101,836	(26,018)	75,818
Vessel operating expenses	(9,542)	(5,198)	(5,686)	—	(20,426)	5,686	(14,740)
Voyage and commission expenses	(1,002)	(683)	—	—	(1,685)	—	(1,685)
Administrative expenses(4)	(1,870)	(1,240)	(223)	—	(3,333)	223	(3,110)
Amount invoiced under sales-type lease	4,600	—	—	—	4,600	(4,600)	—
Adjusted EBITDA	55,676	5,207	20,109	—	80,992	(24,709)	56,283
Balance sheet (at end of period):
Total assets (5)	1,090,228	516,802	196,045	318,558	2,121,633	—	2,121,633

	Nine Months Ended September 30, 2019
(in thousands of $)	FSRU	LNG Carrier	FLNG(1)	Unallocated(2)	Total Segment Reporting	Elimination(3)	Consolidated Reporting
Statement of operations:
Total operating revenues	181,719	41,370	78,054	—	301,143	(78,054)	223,089
Vessel operating expenses	(31,405)	(15,058)	(17,802)	—	(64,265)	17,802	(46,463)
Voyage and commission expenses	(3,236)	(1,928)	(230)	—	(5,394)	230	(5,164)
Administrative expenses(4)	(6,194)	(4,033)	(730)	—	(10,957)	730	(10,227)
Amount invoiced under sales-type lease	6,900	—	—	—	6,900	(6,900)	—
Adjusted EBITDA	147,784	20,351	59,292	—	227,427	(66,192)	161,235

	Three Months Ended September 30, 2018
(in thousands of $)	FSRU	LNG Carrier	FLNG(1)	Unallocated(2)	Total Segment Reporting	Elimination(3)	Consolidated Reporting
Statement of operations:
Total operating revenues	96,836	11,396	23,736	—	131,968	(23,736)	108,232
Vessel operating expenses	(10,317)	(6,055)	(5,049)	—	(21,421)	5,049	(16,372)
Voyage and commission expenses	(1,146)	(1,166)	(655)	—	(2,967)	655	(2,312)
Administrative expenses(4)	(1,810)	(1,134)	(1,063)	—	(4,007)	1,063	(2,944)
Adjusted EBITDA	83,563	3,041	16,969	—	103,573	(16,969)	86,604
Balance sheet (at end of period):
Total assets (5)	1,112,411	537,239	208,554	404,667	2,262,871	—	2,262,871

	Nine Months Ended September 30, 2018
(in thousands of $)	FSRU	LNG Carrier	FLNG(1)	Unallocated(2)	Total Segment Reporting	Elimination(3)	Consolidated Reporting
Statement of operations:
Total operating revenues	232,370	34,277	23,736	—	290,383	(23,736)	266,647
Vessel operating expenses	(32,755)	(16,623)	(5,049)	—	(54,427)	5,049	(49,378)
Voyage and commission expenses	(3,898)	(3,343)	(655)	—	(7,896)	655	(7,241)
Administrative expenses(4)	(6,479)	(3,661)	(1,063)	—	(11,203)	1,063	(10,140)
Adjusted EBITDA	189,238	10,650	16,969	—	216,857	(16,969)	199,888

(1) Relates to the effective revenues, expenses and EBITDA attributable to our 50% ownership of the Hilli Common Units that was acquired in July 2018 (see note 9). The earnings attributable to our investment in Hilli LLC is reported in the equity in net earnings of affiliate on our consolidated income statement.
(2) Relates to assets not allocated to a segment, but included to reconcile to the total assets in our consolidated balance sheet.
(3) Eliminations reverse the effective earnings attributable to our 50% ownership of the Hilli Common Units and the amounts invoiced under the sales-type lease.
(4) Indirect administrative expenses are allocated to the FSRU and LNG carrier segments based on the number of vessels while administrative expenses for FLNG relates to our effective share of expenses attributable to our 50% ownership of the Hilli Common Units.
(5) Total assets by segment refers to our principal assets being that of our vessels, including the net investment in leased vessel.